Note 15 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2022	2021

Income tax expense using combined statutory rate of 26.5% (2021 - 26.5%, 2020 - 26.5%)	$51,405	$55,386
Permanent differences	584	749
Adjustments to tax liabilities for prior periods	230	610
Non-deductible stock-based compensation	4,782	3,908
Foreign, state and provincial tax rate differential	(8,043)	(8,047)
Other taxes	16	269
Provision for income taxes as reported	$48,974	$52,875

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2022	2021

Canada	$32,125	$22,174
United States	161,856	186,831
Total	$193,981	$209,005

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2022	2021

Current
Canada	$8,401	$5,688
United States	32,585	49,252
	40,986	54,940

Deferred
Canada	431	(195)
United States	7,557	(1,870)
	7,988	(2,065)
Total	$48,974	$52,875

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2022	2021

Deferred income tax assets
Loss carry-forwards	$2,251	$2,203
Expenses not currently deductible	31,353	37,809
Allowance for credit losses	4,779	5,108
Inventory and other reserves	3,357	894
	41,740	46,014

Deferred income tax liabilities
Depreciation and amortization	86,175	82,840
Basis differences of partnerships and other entities	2,053	1,151
Prepaid and other expenses deducted for tax purposes	1,896	1,607
	90,124	85,598
Net deferred income tax asset (liability) before valuation allowance	(48,384)	(39,584)
Valuation allowance	1,017	726
Net deferred income tax asset (liability)	$(49,401)	$(40,310)

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2022	2021	2022	2021	2022	2021

Canada	$2,336	$2,059	$-	$-	$2,336	$2,059
United States	24,102	18,131	18,324	13,455	5,778	4,676